Details of Significant Accounts - Summary of Components of Income Tax Expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Current income tax:
Current income tax on profits for the year	$ 538	$ 17	$ 735	$ 535
Prior year income tax underestimation	329	11	133	117
Total current income tax	867	28	868	652
Deferred income tax:
Origination and reversal of temporary differences			83	(89)
Tax expense (income), continuing operations	$ 867	$ 28	$ 951	$ 563